Document and Entity Information	6 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	H1
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31